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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment  [ ];  Amendment Number:____
This Amendment (check only one):         [ ]    is a restatement.
                                         [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:           Benham & Green Capital Management, LLC
         Address:        1299 Prospect Street, Suite 301
                         La Jolla, CA  92037

Form 13F File Number: 028-05201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:           James A. Benham
         Title:          Member/Manager
         Phone:          (858) 551-3130

Signature, Place, and Date of Signing:

    /s/ James A. Benham        La Jolla, California           August 14, 2001
-------------------------      ----------------------      ---------------------
[Signature]                    [City, State]               [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        -0-

Form 13F Information Table Entry Total:                   27

Form 13F Information Table Value Total:                   $89,494
                                                          (x1000)

List of Other Included Managers:                          None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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Form 13F Information Table

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

      Column 1               Column 2       Column 3     Column 4   Column 5                  Column 6     Column 7
   Name of Issuer         Title of Class      CUSIP        Value    Shrs or   Sh/Prn Put/Call Investment     Other
                                                          (x1000)   Prn Amt                   Discretion   Managers

American Express Co             Com         025816 10 9   $   363     9,354     Sh               Sole        N/A
Cisco Sys Inc                   Com         17275R 10 2   $ 4,636   254,714     Sh               Sole        N/A
Citigroup Inc                   Com         172967 10 1   $ 5,550   105,033     Sh               Sole        N/A
Dell Computer Corp              Com         247025 10 9   $ 3,798   145,228     Sh               Sole        N/A
E M C Corp Mass                 Com         268648 10 2   $ 1,840    63,338     Sh               Sole        N/A
General Elec Co                 Com         369604 10 3   $ 1,751    35,920     Sh               Sole        N/A
Hewlett Packard Co              Com         428236 10 3   $ 1,653    57,792     Sh               Sole        N/A
Intel Corp                      Com         458140 10 0   $ 6,054   206,983     Sh               Sole        N/A
I2 Technologies Inc             Com         465754 10 9   $   930    46,970     Sh               Sole        N/A
JDS Uniphase Corp               Com         46612J 10 1   $ 1,750   140,014     Sh               Sole        N/A
Johnson & Johnson               Com         478160 10 4   $ 3,383    67,665     Sh               Sole        N/A
JP Morgan Chase & Co            Com         46625H 10 0   $ 3,694    82,821     Sh               Sole        N/A
Juniper Networks Inc            Com         48203R 10 4   $   391    12,575     Sh               Sole        N/A
Merck & Co Inc                  Com         589331 10 7   $   633     9,901     Sh               Sole        N/A
Merrill Lynch & Co Inc          Com         590188 10 8   $ 1,089    18,384     Sh               Sole        N/A
Microsoft Corp                  Com         594918 10 4   $ 6,524    89,366     Sh               Sole        N/A
Motorola Inc                    Com         620076 10 9   $   959    57,918     Sh               Sole        N/A
Nokia Corp                 Sponsored ADR    654902 20 4   $ 7,928   359,730     Sh               Sole        N/A
Nortel Networks Corp New        Com         656568 10 2   $ 1,042   114,601     Sh               Sole        N/A
Oracle Corp                     Com         68389X 10 5   $ 1,832    96,424     Sh               Sole        N/A
PMC - Sierra Inc                Com         69344F 10 6   $   767    24,688     Sh               Sole        N/A
Pfizer Inc                      Com         717081 10 3   $ 6,028   150,508     Sh               Sole        N/A
Qualcomm Inc                    Com         747525 10 3   $22,394   382,930     Sh               Sole        N/A
Rambus Inc Del                  Com         750917 10 6   $ 2,538   206,160     Sh               Sole        N/A
Sun Microsystems Inc            Com         866810 10 4   $   398    25,344     Sh               Sole        N/A
Texas Instrs Inc                Com         882508 10 4   $ 1,176    37,332     Sh               Sole        N/A
Tyco Intl Ltd New               Com         902124 10 6   $   393     7,207     Sh               Sole        N/A




                                 Column 8
                             Voting Authority

                                  Sole        Shared   None
American Express Co                 9,354
Cisco Sys Inc                     254,714
Citigroup Inc                     105,033
Dell Computer Corp                145,228
E M C Corp Mass                    63,338
General Elec Co                    35,920
Hewlett Packard Co                 57,792
Intel Corp                        206,983
I2 Technologies Inc                46,970
JDS Uniphase Corp                 140,014
Johnson & Johnson                  67,665
JP Morgan Chase & Co               82,821
Juniper Networks Inc               12,575
Merck & Co Inc                      9,901
Merrill Lynch & Co Inc             18,384
Microsoft Corp                     89,366
Motorola Inc                       57,918
Nokia Corp                        359,730
Nortel Networks Corp New          114,601
Oracle Corp                        96,424
PMC - Sierra Inc                   24,688
Pfizer Inc                        150,508
Qualcomm Inc                      382,930
Rambus Inc Del                    206,160
Sun Microsystems Inc               25,344
Texas Instrs Inc                   37,332
Tyco Intl Ltd New                   7,207

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